Derivative financial instruments - Commodity derivatives (Details) £ in Millions	12 Months Ended
	Mar. 31, 2019 GBP (£) GW / mo GW / h MMBTU	Mar. 31, 2018 GBP (£) GW / mo GW / h MMBTU
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,153	£ 1,724
Derivative liabilities	(1,183)	(1,061)
Total	(30)	663
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	101	69
Derivative liabilities	(99)	(116)
Total	2	(47)
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	66	60
Derivative liabilities	(78)	(64)
Total	£ (12)	£ (4)
Derivative non-monetary notional amount | MMBTU	52	54
Derivative term	2 years
Derivative contractual amount	£ 108	£ 96
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	1
Derivative liabilities	0	0
Total	£ 0	£ 1
Derivative non-monetary notional amount | GW / mo	0	0.6
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 29	£ 7
Derivative liabilities	(19)	(46)
Total	£ 10	£ (39)
Derivative non-monetary notional amount | GW / h	12,848	12,839
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 0
Derivative liabilities	0	(1)
Total	£ 0	£ (1)
Derivative non-monetary notional amount | GW / h	10,444	13,897
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 5	£ 1
Derivative liabilities	(1)	(4)
Total	£ 4	£ (3)
Derivative non-monetary notional amount | MMBTU	87	100
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1	£ 0
Derivative liabilities	(1)	(1)
Total	£ 0	£ (1)
Derivative non-monetary notional amount | MMBTU	34	7
Less than 1 year | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 52	£ 30
Derivative liabilities	(68)	(76)
Total	(16)	(46)
Later than one year | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	49	39
Derivative liabilities	(31)	(40)
Total	18	(1)
In 1 to 2 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	14	6
Derivative liabilities	(9)	(17)
Total	5	(11)
In 2 to 3 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	9	6
Derivative liabilities	(8)	(11)
Total	1	(5)
In 3 to 4 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	6
Derivative liabilities	(4)	(3)
Total	2	3
In 4 to 5 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	5
Derivative liabilities	(4)	(2)
Total	2	3
More than 5 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	14	16
Derivative liabilities	(6)	(7)
Total	£ 8	£ 9